Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive equity securities	155,490,152	132,174,660	159,830,830	134,212,426
Stock Options
Anti-dilutive equity securities			31,703,385	21,593,385
Warrant
Anti-dilutive equity securities	31,703,385	21,593,385	104,014,927	97,977,851
Convertible Promissory Notes
Anti-dilutive equity securities			24,112,518	14,641,190